LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Assets And Liabilities, Lessee

The following table shows the classification and location of our right-of-use assets and lease liabilities on our Consolidated Balance Sheets (in thousands):

		December 31,
	Consolidated Balance Sheets	2021	2020
Leases	Classification
Right of use asset
Operating	Other Non-Current Assets	$10,166	$11,884
Finance	Property, plant and equipment, net	57,883	20,018
Total Leased Assets		$68,049	$31,902
Liabilities
Current
Operating	Accrued and other liabilities	$2,147	$1,947
Finance	Accrued and other liabilities	132	3
Non-Current
Operating	Other non-current liabilities	9,563	11,709
Finance	Other non-current liabilities	50,103	13,506
Total leased liabilities		$61,945	$27,165

Other information about lease amounts recognized in our Consolidated Financial Statements is as follows:

	December 31,
	2021	2020
Lease term and discount rate
Weighted average remaining lease term (years)
Operating lease	4.7	5.7
Finance lease	49.4	50.2
Weighted average discount rate
Operating lease	8.0%	8.0%
Finance lease	9.4%	13.5%

Schedule of Lease, Cost

Lease costs recognized in our Consolidated Statements of Operations is summarized as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Lease Costs
Operating lease cost	$2,519	$2,741	$3,616
Finance lease cost
Amortization of lease assets	788	367	44
Interest on lease liabilities	2,904	1,694	197
Finance lease cost	$3,692	$2,061	$241
Total lease cost	$6,211	$4,802	$3,857

The following table includes other quantitative information for our operating and finance leases (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,953	$2,847	$3,173
Operating cash flows from finance leases	$1,813	$1,056	$—
Financing cash flows from finance leases	$1,926	$1,777	$2,224

Schedule of Finance Lease, Liability, Maturity

The table below presents a maturity analysis of our lease liability on an undiscounted basis and reconciles those amounts to the present value of the lease liability as of December 31, 2021 (in thousands):

	Operating	Finance
2022	$3,006	$4,111
2023	3,044	4,111
2024	3,081	4,111
2025	3,119	4,111
2026	1,261	4,111
After 2026	600	182,222
Total lease payments	$14,111	$202,777
Less: discount	2,401	152,542
Present value of lease liability	$11,710	$50,235

Schedule of Operating Lease Maturity

The table below presents a maturity analysis of our lease liability on an undiscounted basis and reconciles those amounts to the present value of the lease liability as of December 31, 2021 (in thousands):

	Operating	Finance
2022	$3,006	$4,111
2023	3,044	4,111
2024	3,081	4,111
2025	3,119	4,111
2026	1,261	4,111
After 2026	600	182,222
Total lease payments	$14,111	$202,777
Less: discount	2,401	152,542
Present value of lease liability	$11,710	$50,235